Finance Leases	12 Months Ended
Dec. 31, 2020
Finance Leases
Finance Leases

6.   Finance lease

As at December 31, 2020, the Company was a party, as the lessee, to six finance lease facilities. The Company's applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled 12 vessels as at December 31, 2020 (2019: 12 vessels). ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as at December 31, 2020 and 2019 were as follows:

	As at December 31
	2020	2019
Japanese Leases No.1 and 2	26,531,100	31,398,900
Japanese Lease No.3	13,119,000	15,498,000
CMBFL Leases No.1 to 4	72,459,942	79,896,836
Ocean Yield ASA	55,729,620	61,153,740
Japanese Lease No.4	21,949,099	23,983,699
China Huarong Leases	41,992,081	46,717,764
Finance lease obligations	231,780,842	258,648,939
Amounts representing interest and deferred finance fees	(34,076,458)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	197,704,384	215,679,694
Current portion of finance lease obligations	19,084,775	18,650,022
Current portion of deferred finance fees	(630,553)	(674,700)
Non-current portion of finance lease obligations	181,250,674	200,335,437
Non-current portion of deferred finance fees	(2,000,512)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	197,704,384	215,679,694

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
December 31, 2020
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025	75,863,062
2026 - 2030	40,715,444
Finance lease obligations	231,780,842
Amounts representing interest and deferred finance fees	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	197,704,384

Assets recorded under finance leases consist of the following:

	As at December 31
	2020	2019
Vessels and vessel equipment, net of accumulated depreciation	282,930,184	296,708,230
Deferred drydock expenditures, net of accumulated amortization	2,751,781	4,419,417
Advances for ballast water systems	2,141,135	221,277
	287,823,100	301,348,924

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included in the consolidated balance sheets as ‘Amount receivable in respect of finance leases’ with the associated finance lease liability presented gross of the $2.9 million.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2030 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease are made on a monthly basis. The finance lease is scheduled to expire in 2029 and includes a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Finance leases financial covenants

Some of the Company’s existing finance lease facilities (as described above) include financial covenants which are the same, or no more onerous than, the Company's long-term debt financial covenants described in Note 5. The Company was in full compliance with all of its finance lease related financial covenants as at December 31, 2020 and 2019.